Subsequent Events	9 Months Ended
Sep. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.    Recent financing activities
During the period from October 1 to December 1, 2023, PEMEX participated in the following financing activities:

•On October 23, 2023, Petróleos Mexicanos entered into a new term loan credit facility of U.S.$158,000, bearing interest at a floating rate linked to 90-day SOFR plus a variable margin between 375 and 575 basis points determined by Petróleos Mexicanos’ long-term currency denominated debt ratings, maturing in April 2025.

•On October 25, 2023, Petróleos Mexicanos entered into a new term loan credit facility of Ps.3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin of 230 basis points, maturing in April 2024.
•On October 30, 2023, Petróleos Mexicanos completed the exchange of notes previously issued under Rule 144A and under Regulation S for SEC-registered notes. The following table sets forth, the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes:

Security	Issuer	Guarantors	Principal amount outstanding U.S.$
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663
•On November 29, 2023, Petróleos Mexicanos entered into a new term loan credit facility of U.S.$500,000, bearing interest at a floating rate linked to 90-day SOFR plus 300 basis points, maturing in March 2024.

•On November 30, 2023, Petróleos Mexicanos, entered into a new revolving credit facility of Ps.2,256,000 bearing interest at a floating rate linked to TIIE-28 plus a variable margin of 310 basis points, maturing in November 2024.

•On November 30, 2023, PMI Trading as borrower and Petróleos Mexicanos, as guarantor, entered into a new revolving credit line of U.S.$500,000, bearing interest at a floating rate linked to 90-day SOFR plus 300 basis points, maturing in March 2024.

•On November 30, 2023, Petróleos Mexicanos, entered into an amended and restated dual tranche term loan credit facility of U.S.$2,218,750, bearing interest at a floating rate linked to 30-day SOFR plus a variable margin between 235 and 300 basis points for Tranche A and between 375 and 575 basis points for Tranche B, respectively, in each case determined by Petróleos Mexicanos’ long-term currency denominated debt ratings, with Tranche A maturing in June 2024 and Tranche B maturing in November 2026.

•On November 30, 2023, Petróleos Mexicanos entered into an amended and restated dual tranche revolving credit facility of U.S.$4,572,416, bearing interest at a floating rate linked to 30-day SOFR plus a variable margin between 235 and 300 basis points for Tranche A and between 375 and 575 basis points for Tranche B, respectively, in each case determined by Petróleos Mexicanos’ long-term currency denominated debt ratings, with Tranche A maturing in June 2024 and Tranche B maturing in November 2026.

•On November 30, 2023, PMI Trading, as borrower and Petróleos Mexicanos, as guarantor, entered into a new revolving credit line of U.S.$1,500,000, bearing interest at a floating rate linked to 30-day SOFR plus a variable margin between 375 and 575 basis points determined by Petróleos Mexicanos’ long-term currency denominated debt ratings, maturing in November 2026.
As of September 30, 2023, the outstanding amount under the PMI Trading revolving credit line was U.S.$ 144,681. From October 1 to December 1, 2023, PMI Trading obtained U.S.$ 30,563 from its revolving credit line and repaid U.S.$ 39,924. As of December 1, 2023, the outstanding amount under this revolving credit line was U.S.$ 135,320. The available amount under this revolving credit lines was U.S.$ 89,680 as of December 1, 2023.
As of December 1, 2023, PEMEX had U.S.$7,664,000 and Ps. 29,500,000 in credit lines in order to provide liquidity. As of December 1, 2023, both the peso-denominated and the U.S. dollar-denominated credit lines were fully drawn.
B.    Exchange rates and crude oil prices
As of December 7, 2023, the Mexican peso-U.S. dollar exchange rate was Ps. 17.4215 per U.S. dollar, which represents a 1.1% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of September 30, 2023, which was Ps. 17.6195 per U.S. dollar. This decrease in U.S. dollar exchange rate, has led to an estimate of Ps. 16,942,552 in PEMEX’s foreign exchange gains as of December 7, 2023.
As of December 7, 2023, the weighted average price of the crude oil exported by PEMEX was U.S.$64.86 per barrel. This represents a price decrease of approximately 26.0% as compared to the average price as of September 30, 2023, which was U.S.$87.64 per barrel.
C. Mexican Government Contributions

On October 24, 2023, Petróleos Mexicanos received Ps. 55,944,623 in Certificates of Contribution “A” from the Mexican Government through the Ministry of Energy, to strengthen PEMEX’s financial position.

D. Autorization of the Ley de Ingresos de la Federación para el Ejercicio Fiscal de 2024 (2024 Federal Revenue Law)

The 2024 Federal Revenue Law applicable to PEMEX as of January 1, 2024 published in the Official Gazette of the Federation on November 13, 2023, authorized Petróleos Mexicanos and its Subsidiary Entities to incur net domestic debt up to Ps. 138,119,100 and net external debt up to U.S.$3,726,500. PEMEX can incur additional internal or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.

In addition, the 2024 Federal Revenue Law set the applicable rate of the Derecho por la Utilidad Compartida “DUC” (Profit-sharing Duty) beginning as of January 1, 2024 at 30.0%, which will represent a lower tax expense for PEMEX.